Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2019 AUD ($) item	Sep. 30, 2018 AUD ($)
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 66,651	$ 63,211
Carrying amount of associated liabilities	56,831	52,544
Fair value of transferred assets	8,268	7,662
Fair value of associated liabilities	8,177	7,565
Net fair value position	91	97
Securitisation - own assets
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	537	517
Carrying amount of transferred assets	8,221	7,631
Carrying amount of associated liabilities	8,190	7,588
Fair value of transferred assets	8,268	7,662
Fair value of associated liabilities	8,177	7,565
Net fair value position	$ 91	97
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2
Carrying amount of transferred assets	$ 44,676	43,088
Carrying amount of associated liabilities	38,037	35,434
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	13,754	12,492
Carrying amount of associated liabilities	10,604	9,522
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	153,140	145,941
Carrying amount of associated liabilities	144,910	136,518
Fair value of transferred assets	101,871	97,291
Fair value of associated liabilities	100,268	96,473
Net fair value position	1,603	818
Parent Entity | Securitisation - own assets
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	101,689	97,259
Carrying amount of associated liabilities	101,146	96,728
Fair value of transferred assets	101,871	97,291
Fair value of associated liabilities	100,268	96,473
Net fair value position	1,603	818
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	37,697	36,190
Carrying amount of associated liabilities	33,160	30,268
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	13,754	12,492
Carrying amount of associated liabilities	$ 10,604	$ 9,522